Assets and Liabilities Held for Sale - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Assets and Liabilities Held for Sale
Percentage of indemnity reinsurance basis of liabilities and obligations	100.00%
Ceding commission	$ 3,500,000
Percentage of indemnity policies	89.00%	79.00%